Share capital and share-based compensation	12 Months Ended
Jun. 30, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and share-based compensation
Share capital and share-based compensation

a)	Authorized

100,000,000 Preferred Variable Voting Shares (“PVVS”), redeemable at the option of the Company at any time at a millionth of a cent per share, no entitlement to dividends, voting
Unlimited Common Voting Shares without nominal or par value
Unlimited Variable Voting Shares without nominal or par value
Unlimited Non-Voting Shares without nominal or par value

Preferred Variable Voting Shares

On May 14, 2018, the PVVS were transferred to the Company’s former Executive Chairman and Chief Executive Officer, Michael Donovan ("Donovan"), in accordance with the terms of a shareholders agreement among the Company and holder of the PVVS (the “PVVS Shareholder Agreement”). On the date of such transfer, Donovan entered into the PVVS Shareholder Agreement with the Company, pursuant to which Donovan: (i) agreed not to transfer the PVVS, in whole or in part, except with the prior written approval of the Board; (ii) granted to the Company the unilateral right to compel the transfer of the PVVS, at any time and from time to time, in whole or in part, to a person designated by the Board; and (iii) granted to the Company a power of attorney to effect any transfers contemplated by the PVVS Shareholder Agreement.  The Board will not approve or compel a transfer without first obtaining the approval of the TSX and the PVVS Shareholder Agreement cannot be amended, waived or terminated unless approved by the TSX.
Common shares
On September 30, 2014, the Company’s shareholders approved a reorganization of the Company’s share capital structure (the “Share Capital Reorganization”) to address the Canadian ownership requirements of DHX Television. The Share Capital Reorganization was affected on October 9, 2014 and resulted in, among other things, the creation of three new classes of shares: Common Voting Shares, Variable Voting Shares and Non-Voting Shares.
On October 9, 2014, each outstanding Common Share of the Company that was not owned and controlled by a Canadian for the purposes of the Broadcasting Act (Canada) (the “Broadcasting Act”) was converted into one Variable Voting Share and each outstanding Common Share that was owned and controlled by a Canadian for the purposes of the Broadcasting Act was converted into one Common Voting Share. Each Common Voting Share carries one vote per share on all matters. Each Variable Voting Share carries one vote per share unless the number of Variable Voting Shares outstanding exceeds 33 1/3% of the total number of Variable Voting Shares and Common Voting Shares outstanding, in which case the voting rights per share of the Variable Voting Shares are reduced so that the total number of votes associated with the outstanding Variable Voting Shares equals 33 1/3% of the total votes associated with the outstanding Variable Voting Shares and Common Voting Shares combined. The economic rights of each Variable Voting Share, each Common Voting Share and each Non-Voting Share are the same. All of the unissued Common Shares of the Company were cancelled on the completion of the Share Capital Reorganization. The Variable Voting Shares and Common Voting Shares are listed on the TSX under the ticker symbol DHX. On June 23, 2015, the Variable Voting Shares were listed on the NASDAQ under the ticker symbol DHXM.

b) Issued and outstanding

	June 30, 2019		June 30, 2018

	Number	Amount	Number	Amount
		$		$

Preferred variable voting shares (note 13 (a))	100,000,000	—	100,000,000	—

Common shares (note 13 (c))
Opening balance	134,293,890	305,167	134,061,548	304,320
Dividend reinvestment	—	—	108,180	419
Employee share purchase plan	100,390	226	43,496	199
PSU's settled	78,460	541	20,666	69
Options exercised	465,625	1,224	60,000	160

Ending balance	134,938,365	307,158	134,293,890	305,167

c) Common shares
The common shares of the Company are inclusive of Common Voting Shares, Variable Voting Shares and Non-Voting Shares. As at June 30, 2019, the Company had 32,198,166 Common Voting Shares, 102,740,199 Variable Voting Shares and nil Non-Voting Shares issued and outstanding (2018 - 99,510,508; 34,783,382; and nil, respectively).
During the year ended June 30, 2019, the Company did not issue any common shares as part of the shareholder enrollment in the Company's dividend reinvestment program (2018 - 108,180 at $3.87).
During the year ended June 30, 2019, the Company issued 100,390 common shares, at an average price of $2.25 as part of the Company’s employee share purchase plan (2018 - 43,496 at $4.58).
During the year ended June 30, 2019, the Company issued 78,460 common shares, at an average price of $6.89 as part of the Company’s performance share unit plan (2018 - 20,666 at $3.34).
During the year ended June 30, 2019, 465,625 common shares were issued out of treasury at an average price of $1.79 upon exercise of stock options (2018 - 60,000 at $1.81).

d) Stock options

As at June 30, 2019 and 2018, the Company had the following stock options outstanding:

		Weighted average
	Number of	exercise price
	options	per stock option

Outstanding at June 30, 2017	8,819,525	6.93
Granted	1,920,000	5.69
Forfeited	(2,431,050)	7.85
Expired	(125,000)	7.13
Exercised	(60,000)	1.81
Outstanding at June 30, 2018	8,123,475	6.41

Granted	5,069,016	1.66
Forfeited	(1,946,250)	6.67
Expired	(810,000)	3.81
Exercised	(465,625)	1.79
Outstanding at June 30, 2019	9,970,616	4.38

Exercisable at June 30, 2019	3,205,050	7.56

The total maximum number of common shares to be reserved for issuance through the Company's option plan at June 30, 2019 is 8.5% (2018 - 8.5%) of the total number of outstanding common shares at any time. As at June 30, 2019, this amounted to 11,469,761 (2018 - 11,414,980).

On September 27, 2018, 4,046,500 options were granted to directors, officers and employees with an exercise price of $1.51 per common share. Included in this option grant were 3,046,500 that vest over four years and expire in seven years, and 1,000,000 that vest if the shares of DHX Media traded on the TSX reach a target price of $10 and expire in seven years.

On November 16, 2018, 272,516 options were granted to directors, officers and employees with an exercise price of $2.81 per common share, all of which vest over four years and expire in seven years.

On February 15, 2019, 300,000 options were granted to directors, officers and employees with an exercise price of $2.26 per common share, all of which vest over four years and expire in seven years.

On May 17, 2019, 300,000 options were granted to a director with an exercise price of $1.80 per common share, vesting over 10 months subject to meeting certain performance conditions.

On June 10, 2019, 150,000 options were granted to an employee with an exercise price of $2.04 per common share, vesting over four years and an expiry of seven years.

The weighted average grant date value of stock options and assumptions using the Black-Scholes option pricing model for the year ended June 30, 2019 and 2018 are as follows:

	2019	2018

Weighted average grant date value	$1.68	$1.67
Risk-free rate	2.19%	1.45%
Expected option life	5 years	5 years
Expected volatility	46%	36%
Expected dividend yield	—%	1.35%

During the year ended June 30, 2019, the compensation expense recognized as a result of stock options was $1,277 (2018 - $2,159), with a corresponding adjustment to contributed surplus.

Information related to options outstanding at June 30, 2019 is presented below.

		Weighted	Weighted		Weighted
	Number	average	average	Number	average
	outstanding at	remaining	exercise	outstanding at	exercise
Range of	June 30,	contractual life	price	June 30,	price
exercise prices	2019	years		$2018	$

$1.50 - $3.49	5,034,016	6.33	1.66	655,625	2.03
$3.50 - $5.49	300,000	5.26	5.47	1,170,000	4.43
$5.50 - $7.49	2,672,100	4.18	6.43	4,027,100	6.57
$7.50 - $9.49	1,964,500	1.53	8.37	2,270,750	8.40

Total	9,970,616	4.78	4.38	8,123,475	6.41

e) Performance share unit plan

On December 16, 2015, the Company's Shareholders approved the Plan for eligible employees of the Company. During the year ended June 30, 2017, and in two separate awards, the Company granted certain eligible employees a target number of PSUs that vest over a three-year period. On the vesting date, each eligible employee will receive one common share for each PSU as settlement.
As at June 30, 2019, there were 55,198 PSUs (2018 - 207,270 PSUs) outstanding. During the year ended June 30, 2019, an expense of $43 was recognized for the vesting of PSUs (2018 - $791 expense) in share-based compensation expense, with a corresponding adjustment to contributed surplus.

During the year ended June 30, 2019, 148,689 PSUs were exercised of which 70,229 PSUs were withheld by the Company to settle employee tax withholding liabilities, and 3,383 PSUs were forfeited.

On July 5, 2019, subsequent to year end, all remaining PSUs were exercised and settled.

f) Deferred share unit plan

During the year ended June 30, 2019, the Company granted directors 128,587 DSUs and recognized an expense of $244 (2018 - $nil) in share-based compensation expense. DSUs are classified as a cash-settled share-based award and included in other long-term liabilities in the consolidated balance sheet.

g) Long-term incentive plan

During the year ended June 30, 2019, the Company recognized an expense of $228 (2018 - $nil) in share-based compensation expense. The LTIP plan is cash-settled and proceeds are used to purchase common shares in the open market and transfered to eligible employees.

h) Share-based compensation expense

During the year ended June 30, 2019 and 2018, share-based compensation expense was comprised of equity-settled and cash-settled share-based compensation expense as follows:

	June 30, 2019	June 30, 2018
	$	$
Equity-settled expense	1,354	2,950
Cash-settled expense	472	—

Total share-based compensation expense	1,826	2,950